Intangible Assets	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 3 – Intangible Assets

Intangible assets as of August 31, 2024, and February 29, 2024 consisted of the following:

	August 31, 2024	February 29, 2024
Software Development	$7,122,596	$6,602,028
Software Licenses	789,576	789,576
Trademark	6,283	6,283
Total	7,918,455	7,397,887
Accumulated amortization	(5,607,528)	(5,224,467)
Intangible assets, net of amortization	$2,310,927	$2,173,420

Amortization expense for the six months ended August 31, 2024, and 2023 was $383,061 and $657,389, respectively.

During the three and six months ended August 31, 2024, and 2023, the Company recorded no impairment losses associated with the carrying value exceeding its recoverable amount.

The estimated aggregate amortization expense for years ending February 28 is as follows:

2025 (Remaining)		$200,232
2026		313,329
2027		270,728
2028		2,957
Thereafter		-
	$787,246

NOTE 7 - Intangible Assets

Intangible assets as of February 29, 2024, and February 28, 2023 consisted of the following:

	February 29, 2024	February 28, 2023
Software Development	$6,602,028	$5,908,353
Software Licenses	789,576	467,576
Trademark	6,283	6,283
Total	7,397,887	6,382,212
Accumulated amortization	(5,224,467)	(3,774,542)
Intangible assets, net of amortization	$2,173,420	$2,607,670

Amortization expense for the years ended February 29, 2024, and February 28, 2023 was $1,449,925 and $676,853, respectively, and recorded in operating expenses.

During the years ended February 29, 2024, and February 28, 2023, the Company recorded no impairment losses associated with the carrying value exceeding its recoverable amount.

The estimated aggregate amortization expense for each of the succeeding years ending February 28 is as follows:

2025	$660,578
2026	172,152
2027	12,498
Thereafter	-

$845,228